Prepayments, receivables and other assets	12 Months Ended
Mar. 31, 2021
Prepayments, receivables and other assets
Prepayments, receivables and other assets
13.	Prepayments, receivables and other assets

	As of March 31,
	2020	2021

	(in millions of RMB)
Current:
Inventories	14,859	27,858
Accounts receivable, net of allowance	19,786	27,076
Prepaid cost of revenue, sales and marketing and other expenses	7,547	18,532
VAT receivables, net of allowance	11,826	17,363
Amounts due from related companies (i)	11,029	10,374
Advances to/receivables from customers, merchants and others	8,231	7,163
Deferred direct selling costs (ii)	2,000	3,303
Interest receivables	984	2,110
Others	7,967	10,929
	84,229	124,708
Non-current:
Operating lease right-of-use assets	34,660	72,040
Deferred tax assets (Note 7)	7,590	11,041
Film costs and prepayment for licensed copyrights and others	8,517	9,349
Prepayment for acquisition of property and equipment	3,503	2,704
Others	3,715	3,298
	57,985	98,432

(i)	Amounts due from related companies primarily represent balances arising from transactions with Ant Group (Note 22). The balances are unsecured, interest free and repayable within the next twelve months.
(ii)	The Company is obligated to pay certain costs upon the receipt of membership fees from merchants or other customers, which primarily consist of sales commissions. The membership fees are initially deferred and recognized as revenue in the consolidated income statements in the period in which the services are rendered. As such, the related costs are also initially deferred and recognized in the consolidated income statements in the same period as the related service fees are recognized.